Investments (Details Texual) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfInvestmentsLineItems [Line Items]
Financial assets are recorded at fair value	$ 2,900	$ 3,400
Common shares had a fair value		2,200
Investments impairment amount	600	700
Impairment of investments	1,336
Gain of investments		$ 2,183
Paramount Gold Nevada Corp [Member] | Warrants [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Purchased of shares		51,600
Paramount Gold Nevada Corp [Member] | Common Shares [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Purchased of shares		883,200
Paramount Gold Nevada Corp [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Interest, percentage	8.53%	8.03%
Net loss	$ 200	$ 100
Impairment of investments	1,300
Carrying value of investment	$ 2,500	3,400
Purchased of stock		$ 1,600
Description of transactions with related party	The warrants to purchase 51,600 common shares at US$2.25 per share were repriced by Paramount to US$0.93 per share and the Company exercised these warrants in addition to warrants to purchase 28,600 shares, transferred to the Company at no additional cost, from parties not wishing to exercise.	Each warrant allowed the Company to purchase one common share of Paramount for US$2.00 per share until February 14, 2018 and allows for the same purchase at US$2.25 within the period February 15, 2018 to February 13, 2019, when they expire. In the first quarter of 2018, the option to purchase the common shares at US$2.00 lapsed and the Company did not purchase additional shares. In the third quarter of 2018, the Company purchased 320,000 units of the associate for US$1.25 per unit. Each unit consists of one common share and one warrant to purchase one-half of a common share of Paramount. Each warrant has a two-year term and is exercisable at US$1.30 in the first twelve months and US$1.50 in the following twelve months.
Mineral Properties [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Gain of investments		$ 700,000